Fees Summary	Sep. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,968,080,000.00
Previously Paid Amount	0.00
Total Fee Amount	301,313.04
Total Offset Amount	$ 301,313.04
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 1,968,080,000.00
Final Prospectus	true